Other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
Summary of Other Current Assets

	2025	2024
	(in € millions)
Content assets	28	47
Prepaid expenses and other	75	71
Derivative assets	8	14
Total	111	132